Equity Method Investment in Smackover Lithium - Summarized financial information (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of joint ventures [line items]
Investment in joint ventures	$ 168,868	$ 146,158	$ 146,865
SWA Lithium
Disclosure of joint ventures [line items]
Investment in joint ventures	40,000	40,000
Texas Lithium
Disclosure of joint ventures [line items]
Investment in joint ventures	$ 20,000	$ 20,000